The James Advantage Funds

1290 Broadway, Suite 1100

Denver, Colorado 80203

August 15, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:    The James Advantage Funds (the “Trust” or “Registrant”)

File Nos. 33-37277, 811-8411

To Whom It May Concern:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 33 to the Registrant’s registration statement on Form N-1A (“PEA 33”). PEA 33 is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) primarily to reflect certain changes to the principal investment strategies of the James Micro Cap Fund and the James Mid Cap Fund (each, a “Fund” and together, the “Funds”), each a currently operating separate series of the Trust.

With respect to each Fund, the proposed changes are intended to reflect, among other items, modifications to, and the use of certain indices as points of reference for, the asset classes in which the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any).

* * *

If you have any questions or further comments, please contact me at 937.426.7640.

Very truly yours,

/s/ Thomas L. Mangan
Thomas L. Mangan
Secretary of The James Advantage Funds

August 15, 2014

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP